Shareholders' Equity - Distributions to Shareholders (Table) (Details) - Limited Partner [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Distributions per common share declared	$ 0.30	$ 0.30
Common shares distribution	$ 17,803	$ 16,643
General partner and incentive distribution rights ("IDR")	$ 0	$ 104